Description of Plan	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Description of Plan
Description of Plan

Note 1. Description of Plan

The following description of the Mayville Engineering Company, Inc. 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering substantially all employees of Mayville Engineering Company, Inc. (the Company). The Plan is intended to be a qualified retirement plan under the Internal Revenue Code (IRC) and the purpose is to enable eligible employees to save for retirement. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Eligibility

Employees become eligible to participate in the Plan for both employee and employer match contributions on the first entry date after an employee’s hire date. The entry dates of the Plan are January 1, April 1, July 1 and October 1.

Employees are also eligible to receive Company profit sharing contributions after they have completed 1,000 hours of service within a plan year and are employed by the Company on the last day of the Plan year. There are certain circumstances where the eligibility rules are waived including military leave, medical leave, retirement and death.

Contributions

Each year, participants may contribute up to 50% of pretax annual compensation, as defined by the Plan. Participants may elect to have any portion, or all of their contributions designated as Roth 401(k) contributions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 4% of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. The Plan also has a provision for auto-escalation of contribution rates of 1% each year, capped at 6%.

All Plan participants are eligible for employer matching contributions equal to 50% of the participant’s contributions up to a maximum of 6% of eligible compensation.

The Company can make a discretionary contribution of Company stock authorized by the Board of Directors. These Company discretionary contributions are usually approved at the end of each calendar year and funded in the subsequent year resulting in a contribution receivable on the Statements of Net Assets Available for Benefits. For a participant to be eligible for the Company discretionary contribution of Company stock, the participant must work 1,000 hours during the year and be employed at the end of the year. The Company did not make any discretionary contributions in the form of Company stock for the year ended December 31, 2025.

Contributions are subject to certain Internal Revenue Service (IRS) limitations.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, Company’s contributions and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

Vesting

Participants are immediately vested in their contributions and non-elective safe harbor contributions plus actual earnings thereon. Vesting in the Company’s match and discretionary contribution portion of their accounts is based on years of continuous service. Participants are 100% vested in the Company’s match and discretionary contributions after two years of credited service. Upon a participant’s death or total disability, each participant’s accrued benefits shall become 100% vested.

Notes Receivable from Participants

Participant loans are not permitted by the Plan.

Payment of Benefits

Active participants may elect a hardship distribution as eligible according to the Plan document under certain Plan and IRS conditions. On termination of service due to death, disability, retirement or other reason, a participant will receive a lump sum amount equal to the value of the participant’s vested interest in his or her account on the distribution date for the plan year, following the plan year in which you terminate employment. However, if the value of the vested benefit is less than $7, a lump sum distribution will be made regardless of whether or not an election has been made.

Forfeited Accounts

At December 31, 2025 and 2024, forfeited nonvested accounts totaled $17, and $48, respectively. These accounts can be used as, or offset, future Company contributions or cover administrative expenses. For the year ended December 31, 2025, Company contributions were reduced by $203 from forfeited nonvested accounts.

Administration

The Company is the administrator of the Plan and has appointed Principal Financial Group as recordkeeper, custodian and trustee. The custodian is responsible for investing and safekeeping all of the assets of the Plan.